Provisions - Schedule of Estimation of Retirement Indemnity to Employee (Detail) - Years	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [Abstract]
% social security contributions	45.00%	45.00%	45.00%
Salary increases	3.50%	2.00%	2.00%
Discount rate	1.75%	1.75%	2.00%
Terms of retirement	voluntary retirement	voluntary retirement	voluntary retirement
Retirement age	65	65	65